Changes in Accounting Policies - Summary of Estimated Impact of IFRS 15 on Equity (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity	kr 87,770	kr 97,571	kr 135,257	kr 143,013
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity		100,176	140,492	147,366	kr 147,366
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity		kr (2,605)	kr (5,235)	kr (4,353)